SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	For the year ended
	December 31,	December 31,
	2020	2019
BCMETC receivable	6,441	(6,441)
Accounts payable and accrued liabilities	2,009	1,261
	$8,450	$(5,180)

	For the year ended
	December 31, 2020	December 31, 2019
Opening liabilities from financing activities	$463,920	$624,365
Proceeds from loan facility, net of transaction costs	16,000	67
Cash payments	(226,667)	(180,416)
Other non-cash movements	9,372	19,904
Ending liabilities from financing activities	$262,625	$463,920